Quarterly Report
September 30, 2023
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Aerospace & Defense – 2.8%
Hexcel Corp.	12,247	$797,770
Howmet Aerospace, Inc.	131,954	6,102,872
Teledyne Technologies, Inc. (a)	1,868	763,227
TransDigm Group, Inc. (a)	1,543	1,300,950
		$8,964,819
Automotive – 2.1%
Copart, Inc. (a)	156,625	$6,748,971
Brokerage & Asset Managers – 1.4%
LPL Financial Holdings, Inc.	11,013	$2,617,239
NASDAQ, Inc.	37,017	1,798,656
		$4,415,895
Business Services – 13.2%
CoStar Group, Inc. (a)	80,416	$6,183,186
Equifax, Inc.	14,415	2,640,540
Factset Research Systems, Inc.	6,301	2,755,175
FleetCor Technologies, Inc. (a)	9,819	2,507,183
Morningstar, Inc.	16,692	3,909,934
MSCI, Inc.	15,505	7,955,305
TransUnion	20,888	1,499,550
Tyler Technologies, Inc. (a)	12,404	4,789,681
Verisk Analytics, Inc., “A”	40,969	9,678,517
		$41,919,071
Computer Software – 9.1%
ANSYS, Inc. (a)	10,572	$3,145,699
Autodesk, Inc. (a)	11,261	2,330,013
Bumble, Inc., “A” (a)	22,976	342,802
Cadence Design Systems, Inc. (a)	40,951	9,594,819
Datadog, Inc., “A” (a)	28,909	2,633,321
Dun & Bradstreet Holdings, Inc.	82,335	822,527
NICE Systems Ltd., ADR (a)	7,804	1,326,680
Paylocity Holding Corp. (a)	10,536	1,914,391
Synopsys, Inc. (a)	14,838	6,810,197
		$28,920,449
Computer Software - Systems – 4.7%
Arista Networks, Inc. (a)	12,974	$2,386,308
Constellation Software, Inc.	2,962	6,114,968
HubSpot, Inc. (a)	3,621	1,783,342
ServiceNow, Inc. (a)	8,403	4,696,941
		$14,981,559
Construction – 3.6%
AZEK Co., Inc. (a)	83,584	$2,485,788
Martin Marietta Materials, Inc.	3,161	1,297,527
Pool Corp.	860	306,246
Vulcan Materials Co.	36,644	7,402,821
		$11,492,382
Consumer Products – 1.9%
Church & Dwight Co., Inc.	60,082	$5,505,313
ODDITY Tech Ltd. (a)	16,148	457,796
		$5,963,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.4%
Bright Horizons Family Solutions, Inc. (a)	52,849	$4,305,080
Electrical Equipment – 5.9%
AMETEK, Inc.	58,938	$8,708,679
Hubbell, Inc.	7,872	2,467,164
Littlefuse, Inc.	11,078	2,739,811
nVent Electric PLC	35,457	1,878,866
Rockwell Automation, Inc.	10,647	3,043,658
		$18,838,178
Electronics – 4.8%
ASM International N.V.	13,670	$5,708,581
Entegris, Inc.	4,817	452,365
Monolithic Power Systems, Inc.	19,753	9,125,886
		$15,286,832
Energy - Independent – 3.0%
Chesapeake Energy Corp.	51,059	$4,402,818
Diamondback Energy, Inc.	25,188	3,901,117
Hess Corp.	7,433	1,137,249
		$9,441,184
Engineering - Construction – 0.7%
Quanta Services, Inc.	12,200	$2,282,254
Entertainment – 1.4%
Spotify Technology S.A. (a)	29,323	$4,534,509
Gaming & Lodging – 3.3%
DraftKings, Inc. (a)	70,458	$2,074,284
Hyatt Hotels Corp.	40,016	4,244,897
Las Vegas Sands Corp.	32,255	1,478,569
Red Rock Resorts, Inc.	65,316	2,677,956
		$10,475,706
General Merchandise – 0.5%
Five Below, Inc. (a)	10,445	$1,680,600
Insurance – 3.3%
Arthur J. Gallagher & Co.	45,679	$10,411,614
Internet – 2.2%
Gartner, Inc. (a)	16,827	$5,781,926
Match Group, Inc. (a)	30,007	1,175,524
		$6,957,450
Leisure & Toys – 2.0%
Electronic Arts, Inc.	7,186	$865,194
Take-Two Interactive Software, Inc. (a)	39,555	5,553,127
		$6,418,321
Machinery & Tools – 3.0%
IDEX Corp.	11,872	$2,469,613
Ingersoll Rand, Inc.	44,858	2,858,352
Wabtec Corp.	40,761	4,331,672
		$9,659,637

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 5.0%
Chemed Corp.	1,867	$970,280
Henry Schein, Inc. (a)	34,653	2,572,985
ICON PLC (a)	21,543	5,304,964
IDEXX Laboratories, Inc. (a)	6,701	2,930,146
Veeva Systems, Inc. (a)	20,769	4,225,453
		$16,003,828
Medical Equipment – 8.5%
Agilent Technologies, Inc.	35,196	$3,935,617
Bruker BioSciences Corp.	67,598	4,211,355
Envista Holdings Corp. (a)	60,287	1,680,802
Maravai Lifesciences Holdings, Inc., “A” (a)	20,140	201,400
Masimo Corp. (a)	13,526	1,185,960
Mettler-Toledo International, Inc. (a)	905	1,002,803
STERIS PLC	35,191	7,721,609
Waters Corp. (a)	10,669	2,925,546
West Pharmaceutical Services, Inc.	11,317	4,246,252
		$27,111,344
Pharmaceuticals – 3.0%
Alnylam Pharmaceuticals, Inc. (a)	13,017	$2,305,311
Argenx SE, ADR (a)	5,674	2,789,508
Ascendis Pharma, ADR (a)	24,686	2,311,597
Legend Biotech Corp., ADR (a)	32,777	2,201,631
		$9,608,047
Pollution Control – 1.3%
GFL Environmental, Inc.	88,751	$2,818,732
Waste Connections, Inc.	9,746	1,308,888
		$4,127,620
Printing & Publishing – 2.2%
Warner Music Group Corp.	26,768	$840,515
Wolters Kluwer N.V.	50,439	6,108,452
		$6,948,967
Restaurants – 1.2%
Chipotle Mexican Grill, Inc., “A” (a)	2,072	$3,795,552
Specialty Stores – 4.7%
Lululemon Athletica, Inc. (a)	11,003	$4,242,867
O'Reilly Automotive, Inc. (a)	6,293	5,719,456
Tractor Supply Co.	11,168	2,267,662
Ulta Beauty, Inc. (a)	7,051	2,816,522
		$15,046,507
Telecommunications - Wireless – 0.3%
SBA Communications Corp., REIT	4,543	$909,372
Total Common Stocks		$307,248,857
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,984	$0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 5.4% (v)	12,267,925	$12,270,379

Other Assets, Less Liabilities – (0.3)%		(1,007,273)
Net Assets – 100.0%		$318,511,963
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,270,379 and $307,248,857, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$276,102,024	$—	$—	$276,102,024
Netherlands	—	11,817,033	—	11,817,033
Canada	10,242,588	0	—	10,242,588
Belgium	2,789,508	—	—	2,789,508
Denmark	2,311,597	—	—	2,311,597
China	2,201,631	—	—	2,201,631
Israel	1,784,476	—	—	1,784,476
Mutual Funds	12,270,379	—	—	12,270,379
Total	$307,702,203	$11,817,033	$—	$319,519,236
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,781,244	$35,437,112	$30,948,304	$647	$(320)	$12,270,379
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$294,827	$—